Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2024
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Property and buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Office and electric equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Property and buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Office and electric equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years